Recent Accounting Pronouncements (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (the "FASB") issued ASU 2016-02, Leases (Topic 842) ("ASU 2016-02"). ASU 2016-02 requires the lessee to recognize assets and liabilities for leases with lease terms of more than twelve months. The Company adopted ASU 2016-02 using a modified retrospective approach at January 1, 2019, as outlined in ASU 2018-11, Leases (Topic 842): Targeted Improvements. Under this method of adoption, there is no impact to the comparative condensed consolidated statements of operations and condensed consolidated balance sheets. The Company determined that there was no cumulative effect adjustment to beginning Accumulated deficit on the condensed consolidated balance sheets. The Company will continue to report periods prior to January 1, 2019 in its financial statements under prior guidance as outlined in Accounting Standards Codification Topic 840, "Leases". In addition, the Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed carry forward of historical lease classifications.

Adoption of this standard did not materially impact the Company's Loss before income taxes and had no impact on the condensed consolidated statements of cash flows. Upon adoption as of January 1, 2019, the Company recognized an Operating lease right-of-use asset of $20,240,000 and a total Operating lease liability of $20,761,000. The difference between the two amounts were due to decreases in prepaid rent and deferred rent recorded under prior lease accounting in Prepaid and other current assets and Other accrued liabilities, respectively, on the condensed consolidated balance sheets. See note 11, Leases, for further information.

Recent Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (the "FASB") issued ASU 2016-02, Leases (Topic 842) ("ASU 2016-02"). ASU 2016-02 requires the lessee to recognize assets and liabilities for leases with lease terms of more than twelve months. For leases with a term of twelve months or less, the Company is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. Recognition, measurement and presentation of expenses will depend on classification as a finance or operating lease. ASU 2016-02 requires a lessee of a finance lease to recognize interest expense and amortization expense of the associated asset. A lessee of an operating lease recognizes lease expense on a straight line basis over the lease term. ASU 2016-02 is effective for annual and interim reporting periods beginning after December 15, 2018. ASU 2018-10, Codification Improvements to Topic 842, Leases, clarifies certain aspects of ASU 2016-12 and the two updates will be adopted concurrently. ASU 2016-02 requires leases to be recognized and measured at the beginning of the earliest period presented using a modified retrospective approach upon adoption. However, ASU 2018-11, Leases (Topic 842): Targeted Improvements provides an alternative transition method by which leases are recognized at the date of adoption and a cumulative-effect adjustment to the opening balance of retained earnings is recognized in the period of adoption. We plan to adopt using this alternative and are currently evaluating the impact that these standards will have on our financial position, results of operations and cash flows.